Segment Reporting (Details) - Schedule of Cost of Revenue - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues	$ 20,089,164	$ 9,232,148
Graphite anode business [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues	19,871,938	8,611,503
Peer-to-peer knowledge sharing and enterprise business [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues	217,226	620,645
Member services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues
Enterprise Services [Member}
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues
Comprehensive Tailored Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues		507
Sponsorship Advertising Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues
Consulting Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues	82,053	117,755
Online Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues	117,942	498,152
Other revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cost of revenues	$ 17,231	$ 4,231